Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Aging of accounts receivable based on due date
Total accounts receivable	$ 54,568	¥ 366,214	¥ 337,567
Not past due
Aging of accounts receivable based on due date
Total accounts receivable	32,664	219,216	210,009
Within one year past due
Aging of accounts receivable based on due date
Total accounts receivable	4,044	27,138	34,366
Between one to two years past due
Aging of accounts receivable based on due date
Total accounts receivable	4,508	30,255	35,742
Over two years past due
Aging of accounts receivable based on due date
Total accounts receivable	$ 13,352	¥ 89,605	¥ 57,450